Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Supplier Finance Program

The Company’s outstanding payment obligations to financial institutions for the year ended December 31, 2024 were as follows:

2024
Outstanding payment obligations at the beginning of the fiscal year	$—
Assumed as part of the Combination	440
Amounts added during the period	792
Amounts settled during the period	(782)
Balance at end of the fiscal year	$450